Investments (Tables)	12 Months Ended
Dec. 31, 2024
Investments [Abstract]
Schedule of Fixed Maturity Available-for-Sale Securities
The following tables summarize the Company’s fixed maturity securities available-for-sale at December 31, 2024 and 2023:

	December 31, 2024
(Expressed in thousands of U.S. Dollars)	Amortized cost basis	Gross unrealized gains	Gross unrealized losses	Allowance for expected credit losses	Fair value

Foreign governments	$25,821	$140	$(576)	$-	$25,385
Corporate bonds	998,045	6,248	(27,166)	(409)	976,718
Total	$1,023,866	$6,388	$(27,742)	$(409)	$1,002,103

	December 31, 2023
(Expressed in thousands of U.S. Dollars)	Amortized cost basis	Gross unrealized gains	Gross Unrealized losses	Allowance for expected credit losses	Fair value

Foreign governments	$13,067	$70	$(738)	$-	$12,399
Corporate bonds	776,552	7,950	(30,958)	(353)	753,191
Total	$789,619	$8,020	$(31,696)	$(353)	$765,590

Schedule of Net Unrealized Gain (Loss) on Investments
The following tables summarize gross unrealized losses and estimated fair value for fixed maturity securities available-for-sale by length of time that the securities have continuously been in an unrealized loss position:

	December 31, 2024
	Less than 12 months		12 months or more		Total
(Expressed in thousands of U.S. Dollars)	Fair value	Gross unrealized loss	Fair value	Gross unrealized loss	Fair value	Gross unrealized loss

Foreign governments	$3,853	$(10)	$4,973	$(566)	$8,826	$(576)
Corporate bonds	175,814	(3,044)	346,981	(24,122)	522,795	(27,166)
Total	$179,667	$(3,054)	$351,954	$(24,688)	$531,621	$(27,742)

	December 31, 2023
	Less than 12 months		12 months or more		Total
(Expressed in thousands of U.S. Dollars)	Fair value	Gross unrealized loss	Fair value	Gross unrealized loss	Fair value	Gross unrealized loss

Foreign governments	$—	$—	$8,152	$(738)	$8,152	$(738)
Corporate bonds	38,929	(517)	401,900	(30,441)	440,829	(30,958)
Total	$38,929	$(517)	$410,052	$(31,179)	$448,981	$(31,696)

Schedule of Contractual Maturities of the Company’s Fixed Maturity Available-for-Sale Securities
The contractual maturities of the Company’s fixed maturity securities available-for-sale are shown in the following table:

	December 31, 2024		December 31, 2023
(Expressed in thousands of U.S. Dollars)	Fair value	Amortized cost	Fair value	Amortized cost

Due in one year or less	$135,857	$137,430	$78,459	$79,334
Due after one you through to five years	587,635	596,130	515,337	530,182
Due after five you through to ten years	198,836	201,264	100,801	103,933
Due after ten years	79,775	89,042	70,993	76,170
	$1,002,103	$1,023,866	$765,590	$789,619

Schedule of Allowance for Expected Credit Losses
The following tables provide the movement of the allowance for expected credit losses of the Company’s fixed maturity securities available-for-sale:

(Expressed in thousands of U.S. Dollars)	December 31, 2024	December 31, 2023

	Corporate Bonds

Balance at beginning of year	$353	$195
Additions for current year allowance for expected credit losses	56	158
Balance at end of year	$409	$353

Schedule of Investment Income
Investment Income

	Year ended December 31,
(Expressed in thousands of U.S. Dollars)	2024	2023	2022

Interest income	$51,027	$39,750	$20,381
Dividends from other investments	311	236	144
Dividends from equities	770	752	571
Investment’s custodian fees and other investments expenses	(225)	(278)	(149)
	$51,883	$40,460	$20,947

Schedule of Net Realized Gain (Loss) on Investments
Net realized gain (loss) on investments

	Year Ended December 31,
(Expressed in thousands of U.S. Dollars)	2024	2023	2022

Realized loss on sale of fixed maturity securities available-for-sale	$(18)	$(477)	$(619)
Realized gain (loss) on sale of equity securities	607	7,200	(68)
	$589	$6,723	$(687)

Schedule of Net Unrealized Gain (Loss) on Investments
Net unrealized gain (loss) on investments

	Year Ended December 31,
(Expressed in thousands of U.S. Dollars)	2024	2023	2022

Unrealized gain (loss) on equity securities	$2,575	$3,080	$(3,561)
Unrealized gain (loss) on other investments	382	989	(2,225)
Unrealized (loss) gain on equity-method investments at fair value	(1,567)	(1,385)	274
	$1,390	$2,684	$(5,512)

Schedule of Change in Allowance for Expected Credit Losses on Investments
Change in allowance for expected credit losses on investments

	Year Ended December 31,
(Expressed in thousands of U.S. Dollars)	2024	2023	2022

Change in allowance for expected credit losses for fixed maturity securities available-for-sale	$(56)	$(158)	$(195)
Change in allowance for expected credit losses on fixed maturity securities held to maturity	85	526	(166)
	$29	$368	$(361)